Income Taxes (Details Textual)	12 Months Ended
Dec. 31, 2015 USD ($)
Income tax (textual)
Net operating loss carry forwards	$ 1,691,000
Cumulative tax effect rate	38.60%
Taxable income in varying amounts during future	Dec. 31, 2035